Income Taxes - Components of deferred tax assets and liabilities (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 223	$ 82
State taxes, net of federal	41	21
Pension/employee benefits	37	26
Capital loss carryforward	27	0
Net operating losses and tax attributes	16	19
Deferred insurance commissions	12	3
Acquisition costs	10	0
Joint venture	7
Legal and warranty reserve	6	10
Payment protection insurance liability	2	5
Other	19	5
Total	400	171
Deferred Tax Liabilities, Gross [Abstract]
Debt writedown	121	194
Impact of tax accounting method change	76	0
Mark-to-market	22	52
Discount - debt exchange	20	23
Other intangible assets	12	7
Insurance reserves	11	10
Goodwill	5	0
Deferred Tax Liabilities, Joint venture	0	6
Other	0	5
Total	267	297
Net deferred tax assets (liabilities) before valuation allowance	(133)	126
Valuation allowance	(38)	(44)
Net deferred tax assets (liabilities)	$ 95
Net deferred tax assets (liabilities)		$ 170